Segment reporting	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Segment reporting
1 Segment reporting
Reportable segments
The Group operated three reportable segments during FY2025, which are aligned with the commodities that are extracted and marketed and reflect the structure used by the Group’s management to assess the performance of the Group.

Reportable segment	Principal activities

Copper	Mining of copper, uranium, gold, zinc, molybdenum and silver

Iron Ore	Mining of iron ore

Coal	Mining of steelmaking coal and energy coal
Group and unallocated items includes functions, other unallocated operations including Potash, Western Australia Nickel (comprising the Nickel West operations and the West Musgrave project), legacy assets and consolidation adjustments. Revenue not attributable to reportable segments comprises the sale of freight and fuel to third parties, as well as revenues from unallocated operations. Exploration and technology activities are recognised within relevant segments.

Year ended 30 June 2025 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	22,530	22,919	5,046	767	51,262
Inter-segment revenue	–	–	–	–	–

Total revenue	22,530	22,919	5,046	767	51,262

Underlying EBITDA	12,326	14,396	573	(1,317)	25,978

Depreciation and amortisation	(2,351)	(2,098)	(602)	(489)	(5,540)
Impairment losses 1	(19)	(151)	(4)	(24)	(198)

Underlying EBIT	9,956	12,147	(33)	(1,830)	20,240

Exceptional items 2	–	(321)	–	(455)	(776)
Net finance costs					(1,111)

Profit before taxation					18,353

Capital expenditure (cash basis)	4,392	2,617	525	1,864	9,398

Profit/(loss) from equity accounted investments, related impairments and expenses	464	(245)	–	(66)	153

Investments accounted for using the equity method	4,084	–	–	23	4,107

Total assets	46,694	26,320	10,067	25,709	108,790

Total liabilities	5,810	11,068	3,710	35,984	56,572

Year ended 30 June 2024 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	18,566	27,952	7,666	1,474	55,658
Inter-segment revenue	–	–	–	–	–

Total revenue	18,566	27,952	7,666	1,474	55,658

Underlying EBITDA	8,564	18,913	2,290	(751)	29,016

Depreciation and amortisation	(2,023)	(2,027)	(611)	(634)	(5,295)
Impairment losses 1	(17)	(61)	(2)	(10)	(90)

Underlying EBIT	6,524	16,825	1,677	(1,395)	23,631

Exceptional items 2	–	(3,066)	880	(3,908)	(6,094)
Net finance costs					(1,489)

Profit before taxation					16,048

Capital expenditure (cash basis)	3,711	2,033	646	2,426	8,816

Profit/(loss) from equity accounted investments, related impairments and expenses	377	(3,032)	–	(1)	(2,656)

Investments accounted for using the equity method	1,573	–	–	89	1,662

Total assets	42,145	25,569	9,528	25,120	102,362

Total liabilities	5,777	11,757	3,056	32,652	53,242

Year ended 30 June 2023 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	16,027	24,812	10,958	2,020	53,817
Inter-segment revenue	–	–	–	–	–

Total revenue	16,027	24,812	10,958	2,020	53,817

Underlying EBITDA	6,653	16,692	4,998	(387)	27,956

Depreciation and amortisation	(1,810)	(1,993)	(697)	(561)	(5,061)
Impairment losses 1	(33)	(28)	(6)	(8)	(75)

Underlying EBIT	4,810	14,671	4,295	(956)	22,820

Exceptional items 2	–	176	–	(64)	112
Net finance costs					(1,531)

Profit before taxation					21,401

Capital expenditure (cash basis)	2,698	1,966	657	1,412	6,733

Profit/(loss) from equity accounted investments, related impairments and expenses	383	215	–	(4)	594

Investments accounted for using the equity method	1,530	–	–	90	1,620

Total assets	39,864	25,527	11,087	24,818	101,296

Total liabilities	5,635	8,571	3,821	34,739	52,766

1	Impairment losses exclude impairment related exceptional items: reversal of impairment of US$90 million (2024: exceptional impairment of US$3,800 million; 2023: exceptional impairment of US$ nil).

2
Exceptional items reported in Group and unallocated include Samarco dam failure related costs of US$135 million (2024: US$105 million; 2023: US$64 million). Refer to note 3 ‘Exceptional items’ for further information.

Geographical information

	Revenue by location of customer
	2025	2024	2023
	US$M	US$M	US$M
Australia	2,545	2,393	1,702
Europe	1,121	1,702	1,961
China	32,083	34,752	31,205
Japan	4,177	4,557	6,971
India	2,661	3,371	3,447
South Korea	2,664	3,069	2,997
Rest of Asia	3,331	3,749	3,583
North America	2,251	1,601	1,382
South America	429	464	569

	51,262	55,658	53,817

	Non-current assets by location of assets
	2025	2024	2023
	US$M	US$M	US$M
Australia	50,619	48,991	51,961
North America	9,459	6,979	5,081
South America	23,940	19,927	19,047
Rest of world	742	831	685
Unallocated assets 1	1,200	1,296	1,171

	85,960	78,024	77,945

1	Unallocated assets comprise deferred tax assets and other financial assets.
Underlying EBITDA
Underlying EBITDA is earnings before net finance costs, depreciation, amortisation and impairments, taxation expense, Discontinued operations and any exceptional items. Underlying EBITDA includes BHP’s share of profit/(loss) from investments accounted for using the equity method including net finance costs, depreciation, amortisation and impairments and taxation expense/(benefit).
Exceptional items are excluded from Underlying EBITDA in order to enhance the comparability of such measures from period-to-period
and provide investors with further clarity in order to assess the performance of the Group’s operations. Management monitors exceptional items separately. Refer to note 3 ‘Exceptional items’ for additional detail.
Segment assets and liabilities
Total segment assets and liabilities of reportable segments represents operating assets and operating liabilities, including the carrying amount of equity accounted investments and predominantly excludes cash balances, loans to associates, interest bearing liabilities and deferred tax balances. The carrying value of investments accounted for using the equity method represents the balance of the Group’s investment in equity accounted investments, with no adjustment for any cash balances, interest bearing liabilities or deferred tax balances of the equity accounted investment.